Subsequent Events	Feb. 28, 2017
Subsequent Events [Abstract]
Subsequent Events	NOTE 6 - SUBSEQUENT EVENTS Management has reviewed subsequent events through May 1, 2017, which is the date the combined financial statements were available for issuance.